COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 9 – COMMITMENTS AND CONTINGENCIES

On October 20, 2014, the Company entered into an agreement with Securities Compliance Group ("SCG”). Under the agreement, SCG agreed to provide to the Company attorney services to assist the Company with its initial public offering. For the services to be rendered under the agreement, the Company is required to pay $1,250 upon execution of the agreement; $2,500 upon filing of the S-1 registration statement; $1,250 upon the Securities and Exchange Commission declaring the S-1 effective; and $8,750 payable in the Company's common stock, valued at 50% of the price stated in the Company's S-1 registration statement.